Tax Receivables and Tax Payables (Tables)	12 Months Ended
Dec. 31, 2021
Tax Receivables And Tax Payables [Abstract]
Summary of Breakdown of Tax Receivables and Tax Payables	The breakdown in the account is as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Tax Receivables	25,063	14,188
Tax Payables	(19,440)	(18,543)